Interests in affiliates	12 Months Ended
Dec. 31, 2018
Notes to Financial Statements
Interests in affiliates

Investments in affiliates are accounted for using the equity method of accounting.

Far East is holding 19.4% (2017: 19.4%) equity interests in Blue Sky, a company incorporated in the PRC, with total cost of investment US$5,540,000. Blue Sky provides a comprehensive service for design, general contract, equipment manufacturing, installation, testing and operation management of the treatment of waste gases emitted from various boilers and industrial furnaces of power plants, steel works and chemical plants since 2000.

Blue Sky has listed its shares on the New Third Board in the PRC since November 17, 2015 and suspended trading from August 15, 2017 and resumed trading on February 2, 2018.

The Group interest in Blue Sky has been counted for as an affiliate using the equity method as the Group has representation on both the Board and Executive Committee of Blue Sky, and the ability to participate in the decision-making process.

During year 2017, the Group’s equity in Blue Sky was diluted subsequent to the issuance of new ordinary shares by Blue Sky to other shareholders. A net profit on deemed disposal of an affiliate of US$128,000 had been recognized in the consolidated statement of operations and comprehensive income / (loss) for that year.

A summary of the financial information of the affiliate, Blue Sky, is set forth below:

	2018	2017
Balance Sheet:	US$’000	US$’000

Current assets	46,925	56,911

Non-current assets	19,450	26,544
Total assets	66,375	83,455

Total liabilities	(40,330)	(36,948)
Total shareholders’ equity	26,045	46,507

	2018	2017
Operating results:	US$’000	US$’000

Net sales	50,165	62,234

Operating (loss) / income	(5,194)	4,439

Net (loss) / income	(4,048)	3,863

Far East previously held 20% equity interests in Zhejiang Jia Huan Electronic Co. Ltd. (“Jia Huan”), a company incorporated in the PRC, with total cost of investment US$2,486,000. Jia Huan provides a comprehensive service for environmental protection business since 1969 and is based in Jin Hua, Zhejiang. On March 5, 2018, Far East entered into an Equity Transfer Agreement to sell this 20% equity stake of Jia Huan for a purchase price of RMB31,312,500 to Ms. Jin Lijuan, the wife of the holder of the remaining 80% equity stake of Jia Huan. In accordance with the terms of the Agreement, all approvals and registrations with the relevant governmental authorities were obtained, the closing of the transaction has been completed, and the Purchaser paid the Purchase Price to the Company, in full in May 2018. The Company made gain of US$1,522,000 on this disposal.

A summary of the financial information of the affiliate, Jia Huan, for the year 2017 is set forth below:

2017
Balance Sheet:	US$’000

Current assets	21,374

Non-current assets	4,570
Total assets	25,944

Total liabilities	(10,215)
Total shareholders’ equity	15,729

2017
Operating results:	US$’000

Net sales	16,301

Operating income	32

Net income	597